Fair Value - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 80,250	$ 65,999
Goodwill impairment	$ 0	$ 0	$ 225
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor quoted prices, percent of FV hierarchy level	93.00%	93.00%
Fair Value	$ 50,128	$ 41,512
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor quoted prices, percent of FV hierarchy level	100.00%	100.00%
Fair Value	$ 30,017	$ 24,377
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 105	$ 110